Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
18. Share capital, stock options and other stock-based plans:

On June 1, 2023, the Company completed a consolidation of its issued and outstanding common shares on the basis of one new post-consolidation common share for every ten existing pre-consolidation common shares (the "Consolidation"). No fractional common shares were issued and any fractional shares were rounded down to the nearest whole common shares. The number of outstanding common shares and share units issued have been retroactively adjusted for all periods presented.

During the year ended December 31, 2024, the Company issued 108,432 common shares, net of cancellations, upon exercises of share units (year ended December 31, 2023 – 44,186 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2024, the Company recognized $1,357 (year ended December 31, 2023 - $1,727) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2024		2023
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	478,643	$15.68	317,432	$24.15
Granted	224,050	8.23	435,128	13.78
Vested and exercised	(108,432)	15.85	(44,186)	38.76
Forfeited/expired	(69,939)	20.95	(229,731)	19.26
Outstanding, end of year	524,322	$11.75	478,643	$15.68
Units outstanding and exercisable, end of year	310	$37.21	—	$—

During the year ended December 31, 2024, 224,050 share units were granted to directors, executives and employees (year ended December 31, 2023 - 435,128). This included 104,215 Restricted Share Units ("RSUs") (year ended December 31, 2023 - 147,557) and nil Performance Share Units ("PSUs") (year ended December 31, 2023 - 185,365) and 119,835 Deferred Share Units ("DSUs") (year ended December 31, 2023 - 102,206 DSUs) to be cash-settled when vesting conditions are met.

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.

As at December 31, 2024, $950 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over one year.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2024	2023
	CDN$	CDN$
Share units:
Outstanding	$2,693	$3,283
Exercisable	—	—
Exercised	555	386
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2024	2023
Cost of revenue	$63	$26
Research and development	229	570
General and administrative	895	1,806
Sales and marketing	170	228
	$1,357	$2,630

For the year ended December 31, 2024 the Company recognized stock-based compensation of $1,066 (December 31, 2023 - $1,727) for stock-based awards settled in shares and stock-based compensation of $291 for stock-based awards settled in cash for the year ended (year ended December 31, 2023 - $903).